Share-Based Payments - Fair Value of Share-Based Payments (Details)	Dec. 31, 2020 EquityInstruments	Dec. 31, 2020 shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 SEK (kr)	Dec. 31, 2019 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement | EquityInstruments	1,279,086				2,575,586
Board LTIP 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of stock awards | $ / shares			$ 22.49
Number of other equity instruments outstanding in share-based payment arrangement	51,399			51,399
Number of other equity instruments reserved for issuance under share based payment arrangement | shares		70,000